Deferred Policy Acquisition Costs, and Other Policy-Related Intangibles (DAC and VOBA) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Policy Acquisition Costs and Present Value of Future Insurance Profits, Net [Abstract]
Balance at January 1,	$ 224	$ 160	$ 175
Capitalizations	55	58	42
Amortization related to net investment gains (losses) and net derivative gains (losses)	3	34	18
All other amortization	(29)	(32)	(56)
Total amortization	(26)	2	(38)
Unrealized investment gains (losses)	72	4	(19)
Balance at December 31,	$ 325	$ 224	$ 160